Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Nov. 25, 2017	Aug. 26, 2017
Statement of Financial Position [Abstract]
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock shares authorized (in shares)	100,000,000	100,000,000
Preferred stock shares issued (in shares)	0	0
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized (in shares)	600,000,000	600,000,000
Common stock shares issued (in shares)	70,582,573	70,562,477
Common stock shares outstanding (in shares)	70,582,573	70,562,477